Concentrations	12 Months Ended
Sep. 30, 2024
Concentrations [Abstract]
CONCENTRATIONS

NOTE 18. CONCENTRATIONS

Credit risk

As of September 30, 2023 and 2024, HK$16,389,379 and HK$52,319,608 of the Group’s cash was on deposit at financial institutions in Hong Kong, respectively. In accordance with the relevant regulations in Hong Kong, the maximum insured bank deposit amount is HK$500,000 for each financial institution. Accordingly, the Group’s total unprotected cash held in banks amounted to HK$14,253,318 and HK$49,978,752 as of September 30, 2023 and 2024, respectively.

Customer concentration risk

One customer represented more than 10% of the Group’s revenues for the year ended September 30, 2024. No customers represented more than 10% of the Group’s revenues for the years ended September 30, 2022 and 2023.

No customers represented more than 10% of the Group’s trade receivables, net as of September 30, 2024. One customer represented more than 10% of the Group’s trade receivables, net as of September 30, 2023.

Supplier concentration risk

Two suppliers represented 15.5% and 10.2% of the Group’s purchases for the year ended September 30, 2024. Two suppliers accounted for 23.1% and 14.9% of the Group’s trade and notes payables as of September 30, 2024.

Two suppliers represented 15.0% and 13.7% of the Group’s purchases for the year ended September 30, 2023. Three suppliers accounted for 18.3%, 10.6%, and 10.4% of the Group’s trade and notes payables as of September 30, 2023.

One supplier represented 20.2% of the Group’s purchases for the year ended September 30, 2022.